Accounts payable (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Accounts Payable [Abstract]
Schedule of Accounts Payable	Accounts payable consist of the following:
	April 30, 2026	October 31, 2025
Accounts payable to trade suppliers	$2,895,011	$3,055,063
Accounts payable	$2,895,011	$3,055,063

Accounts payable consist of the following:

	October 31, 2025	October 31, 2024
Accounts payable to trade suppliers	$3,055,063	$1,909,791
Accounts payable to other suppliers	188,388	217,832
Accounts payable	$3,243,451	$2,127,623